Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Statement [Line Items]
Revenue	£ 18,449	£ 13,665	[1]	£ 13,360	[2]
Provision for bad and doubtful debts	(167)	(325)	[1]	(234)	[2]
Other operating income (expense)	(13,911)	(10,939)	[1]	(10,847)	[2]
Operating profit	4,371	2,401	[1]	2,279	[3]
Finance income	50	58	[1]	54	[2]
Finance costs	(1,072)	(853)	[1]	(1,020)	[2]
Share of post-tax results of joint ventures and associates	92	58	[1]	87	[2]
Profit before tax	3,441	1,664	[1]	1,400	[2]
Tax	(1,258)	(360)	[1]	(370)	[2]
Profit after tax from continuing operations	2,183	1,304	[4]	1,030	[2]
Profit after tax from discontinued operations	171	337	[4]	235	[2]
Total profit for the year (continuing and discontinued)	2,354	1,641	[1]	1,265	[2]
Attributable to:
Equity shareholders of the parent	2,353	1,640	[1]	1,264	[2]
Non-controlling interests from continuing operations	£ 1	£ 1	[1]	£ 1	[2]
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP pence per share)	£ 0.606	£ 0.370	[1]	£ 0.297	[2]
Diluted earnings per share (continuing) (in GBP pence per share)	0.603	0.368	[1]	0.296	[2]
Basic earnings per share (continuing and discontinued) (in GBP pence per share)	0.654	0.466	[1]	0.365	[2]
Diluted earnings per share (continuing and discontinued) (in GBP pence per share)	£ 0.650	£ 0.463	[1]	£ 0.363	[2]
Before exceptional items and remeasurements
Statement [Line Items]
Revenue		£ 13,665		£ 13,360
Provision for bad and doubtful debts		(325)
Operating profit	£ 3,813	2,427		2,804
Finance income	65	35		70
Finance costs	(1,146)	(900)		(999)
Share of post-tax results of joint ventures and associates	148	66		88
Profit before tax	£ 2,880	£ 1,628		£ 1,963
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP pence per share)	£ 0.614	£ 0.367		£ 0.462
Diluted earnings per share (continuing) (in GBP pence per share)	0.611	0.365		0.460
Basic earnings per share (continuing and discontinued) (in GBP pence per share)	0.710	0.464		0.554
Diluted earnings per share (continuing and discontinued) (in GBP pence per share)	£ 0.706	£ 0.461		£ 0.551
Exceptional items and remeasurements
Statement [Line Items]
Operating profit	£ 558	£ (26)		£ (525)
Finance income	(15)	23		(16)
Finance costs	74	47		(21)
Share of post-tax results of joint ventures and associates	(56)	(8)		(1)
Profit before tax	561	36		(563)
Tax	(589)	(26)		(8)
Profit after tax from continuing operations	£ (28)	£ 10		£ (571)
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP pence per share)	£ (0.008)	£ 0.003		£ (0.165)
Diluted earnings per share (continuing) (in GBP pence per share)	(0.008)	0.003		(0.164)
Basic earnings per share (continuing and discontinued) (in GBP pence per share)	(0.056)	0.002		(0.189)
Diluted earnings per share (continuing and discontinued) (in GBP pence per share)	£ (0.056)	£ 0.002		£ (0.188)

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[3]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[4]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.